Consolidated Balance Sheet Parentheticals	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Common Stock, Shares, Issued	231,700,000	231,700,000
Common Stock, Shares, Outstanding	231,700,000	231,700,000
Director Voting Shares Authorized	1	1
Director Voting Shares Issued	1	1
Director Voting Shares Outstanding	1	1
General Partner Ownership Interest Percentage	100.00%
Cheniere Energy Partners, LP [Member]
General Partner Ownership Interest Percentage	2.00%	2.00%	2.00%
General Partners' Capital Account, Units Issued	6,894,000	6,894,000	6,290,000
General Partners' Capital Account, Units Outstanding	6,894,000	6,894,000	6,290,000
Cheniere Energy Partners, LP [Member] | Common Units [Member]
Limited Partners' Capital Account, Units Issued	57,080,000	57,078,000	39,488,000
Limited Partners' Capital Account, Units Outstanding	57,080,000	57,078,000	39,488,000	[1]
Cheniere Energy Partners, LP [Member] | Class B Units [Member]
Limited Partners' Capital Account, Units Issued	145,333,000	145,333,000	133,333,000
Limited Partners' Capital Account, Units Outstanding	145,333,000	145,333,000	133,333,000	[1]
Cheniere Energy Partners, LP [Member] | Subordinated Units [Member]
Limited Partners' Capital Account, Units Issued	135,384,000	135,384,000	135,384,000
Limited Partners' Capital Account, Units Outstanding	135,384,000	135,384,000	135,384,000	[1]

[1]	Retrospectively adjusted as discussed in Note 3—“Summary of Significant Accounting Policies” in our Notes to Consolidated Financial Statements.